Other non-current assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other non-current assets [abstract]
Tax credits	€ 2,446	€ 1,766	€ 0
Guarantees and deposits	362	342	320
Non-current receivable on joint venture	804	0	0
Other	55	46	36
Total non-current assets	€ 3,667	€ 2,154	€ 356